Mineral Property, Pland and Equipment (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 203.7	$ 120.7